John Hancock Funds
                                   U.S.
                                Government
                                  Cash
                                 Reserve

                            SEMI-ANNUAL REPORT

                            November 30, 1996



TRUSTEES

Edward J. Boudreau, Jr.
James F. Carlin*
William H. Cunningham*
Charles F. Fretz*
Harold R. Hiser, Jr.*
Anne C. Hodsdon
Charles L. Ladner*
Leo E. Linbeck, Jr.*
Patricia P. McCarter*
Steven R. Pruchansky*
Richard S. Scipione
Lt. Gen. Norman H. Smith, USMC (Ret.)*
John P. Toolan*
*Members of the Audit Committee

OFFICERS

Edward J. Boudreau, Jr.
Chairman and Chief Executive Officer
Robert G. Freedman
Vice Chairman and
Chief Investment Officer
Anne C. Hodsdon
President
James B. Little
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Second Vice President and Compliance Officer

CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02111

TRANSFER AGENT

John Hancock Signature Services, Inc.
P.O. Box 9116
Boston, Massachusetts 02205-9116

INVESTMENT ADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL

Hale and Dorr
60 State Street
Boston, Massachusetts 02109



A 1 1/4" x 1" photo of Edward J. Boudreau, Jr., Chairman and Chief Executive Officer, flush right, next to second paragraph.

CHAIRMAN'S MESSAGE
DEAR FELLOW SHAREHOLDERS:

Since late 1994, prospectus simplification has been a major topic in the mutual fund industry. At that time, Securities and Exchange Commission Chairman Arthur Levitt called on fund companies to make their prospectuses more user-friendly. He noted that prospectuses are often overloaded with technical detail and are hard for most investors to understand. Many industry observers agreed, and rightly so.

So it is my pleasure to let you know that after being under development for a year, John Hancock Funds has introduced new simplified and consolidated prospectuses. The prospectuses feature shorter, clearer language with a streamlined design, and they incorporate several funds with similar investment objectives into one document. They cover our income, growth, growth and income, tax-free income, international/global and money market funds. We are gratified at the favorable reviews that our new prospectuses have received from shareholders, financial advisers, industry analysts and the press. We believe they are a bold but sensible step forward. And while they are easier to read, they still comply with all federal and state guidelines.

We have taken the initiative to create a prospectus that dramatically departs from the norm. Among its most innovative features is a two-page spread highlighting each fund's goals and investment strategy, the types of securities it buys, its portfolio management and risk factors, all in plainer language. Fund expenses and financial highlights are now found here, too, as is a new bar chart that shows year-to-year volatility for each fund. Other features include a better presentation of fund services, a new glossary of investment risks and a discussion about how funds are organized, including a diagram showing the connection of the various players that provide services to your Hancock fund(s).

We believe we have made a significant advancement in the drive toward better mutual fund prospectuses. We hope you will agree because in the end, we did it for you, our shareholders.

Sincerely,

/S/ EDWARD J. BOUDREAU, JR.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER



BY DAWN BAILLIE FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
U.S. Government
Cash Reserve

Short-term interest rates unchanged in the last six months, despite mixed economic signals

Money market yields remained fairly steady during the last six months, even though there were some changes in the financial environment and market sentiment during the period. At the beginning of the period in June, the economy was sending off mixed economic signals. Strong employment figures each month were sparking inflation fears and sending interest rates up, only to be followed by monthly inflation figures that confirmed there was no cause for alarm. As this seesaw environment progressed, the bond market remained volatile until September, when it rallied after softer economic numbers appeared and inflation fears subsided.

During the period, investors also began to wonder if the Federal Reserve would reverse its course and push up short-term interest rates to cool down the economy and prevent an inflation outbreak. But the Fed left short-term rates alone, believing that the economy's growth rate was under control. Even though unemployment is at its lowest level in years, that has not translated into wage inflation, one key factor that the Fed watches in determining when to tweak the federal funds rate. This important short-term interest rate is the rate that banks charge each other for overnight loans and is also a benchmark for pricing money market securities. During the Fund's semi-annual period, the rate remained unchanged at 5.25%.

A 2 1/4" x 3 1/2" photo of the Fund's portfolio management team at bottom right. Caption reads: U.S. Government Cash Reserve management team members: (l-r) Barry Evans, Jamie Kellogg, Bruce Pickett, Dawn Baillie.



"Money
market yields
remained
fairly
steady..."



Bar chart with heading "7-Day Yield" at top of left hand column. Under the heading is the footnote "As of November 30, 1996." The chart is scaled in increments of 1% from top to bottom with 6% at the top and 0% at the bottom. Within the chart, there are two solid bars. The first represents the 5.34% 7-day yield for John Hancock U.S. Government Cash Reserve Fund. The second represents the 4.67% 7-day yield for the average U.S. government/agency money market fund. Footnote below reads:
"The average U.S. government/agency money market fund is tracked by IBC/Donoghue's Money Fund Report."

"...our view is
that money
market fund
investors are
in for more
of the
same."


On November 30, 1996, John Hancock U.S. Government Cash Reserve had a 7-day average yield of 5.34%. By comparison, the average U.S. government/ agency money market fund had a 7-day average yield of 4.67%, according to IBC/Donoghue's Money Fund Report.

Long maturity boosts yield

Throughout the last six months, we kept the Fund's maturity longer than the average money fund (measured by IBC/Donoghue) by anywhere from 10 to 20 days. This helped us lock in higher yields in an environment where rates moved rapidly, but stayed within a tight range. At the beginning of the period, the Fund's average maturity was 61 days and we gradually began lengthening our maturity to an average 78 days by the end of November, compared to a 47-day maturity for the average taxable money fund. We took this more aggressive stance because we believed the economy was continuing to grow at a moderate pace and that there was not enough evidence of the kind of pricing pressures that would prompt the Fed to raise short-term rates.

Going forward

We continue to hold the view that the economy will maintain its moderate growth path with no signs of inflation as we enter 1997. As long as that's the case, we do not expect the Fed to change short-term interest rates. But that's not to say that the Fed has changed its inclinations; it remains extremely cautious about inflation and sensitive to each new piece of economic data for any signs of an inflation upsurge. Based on our status quo expectation for the federal funds rate, we intend to keep the Fund's maturity longer than average until the economic data tells us we should change course. If we begin to see signs of inflation on the horizon, we'll shorten our maturity so that we'll be able to take advantage of any changes in the economic environment. But for now, our view is that money market fund investors are in for more of the same. We'll try to capture as much yield as we can, while maintaining stability of principal.


This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurances that the Fund will be able to maintain a net asset value of $1.00 per share.



FINANCIAL STATEMENTS

John Hancock Funds - U.S. Government Cash Reserve

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on November 30, 1996. You'll also find the net asset value per share as of that date.

Statement of Assets and Liabilities
November 30, 1996 (Unaudited)
-------------------------------------------------------------
Assets:
Investments, in money market instruments,
at value - Note C:
U.S. government obligations
(cost - $42,094,692)                            $  42,094,692
Joint repurchase agreement
(cost - $215,000)                                     215,000
                                                -------------
                                                   42,309,692
Cash                                                  293,356
Interest receivable                                   908,453
Receivable from John Hancock Advisers, Inc.
and affiliates - Note B                                 2,614
Other assets                                           13,965
                                                -------------
Total Assets                                       43,528,080
-------------------------------------------------------------
Liabilities:
Dividend payable                                       12,765
Accounts payable and accrued expenses                  50,116
                                                -------------
Total Liabilities                                      62,881
-------------------------------------------------------------
Net Assets:
Capital paid-in                                    43,465,199
                                                -------------
Net Assets                                      $  43,465,199
=============================================================
Net Asset Value, Offering Price and Redemption
Price Per Share: (based on 43,465,199 shares of
beneficial interest outstanding - unlimited
number of shares authorized with no par value)   $       1.00
                                                 ============

See notes to financial statements.



The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund for the period stated.

Statement of Operations
Six months ended November 30, 1996 (Unaudited)
-------------------------------------------------------------
Investment Income:
Interest                                          $ 1,192,545
                                                  -----------
Expenses:
Investment management fee - Note B                    109,291
Registration and filing fees                           31,601
Custodian fee                                          22,304
Auditing fee                                           12,039
Transfer agent fee - Note B                            10,058
Printing                                                9,118
Financial services fee - Note B                         3,462
Trustees' fees                                          1,481
Legal fees                                              1,261
Miscellaneous                                             410
                                                  -----------
Total Expenses                                        201,025
-------------------------------------------------------------
Less expense reductions -
Note B                                           (    124,176)
-------------------------------------------------------------
Net Expenses                                           76,849
-------------------------------------------------------------
Net Investment Income                               1,115,696
-------------------------------------------------------------
Net Increase in Net Assets
Resulting from Operations                         $ 1,115,696
=============================================================

See notes to financial statements.




Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------
                                                                             SIX MONTHS ENDED
                                                             YEAR ENDED     NOVEMBER 30, 1996
                                                             MAY 31, 1996      (UNAUDITED)
                                                             ------------      ------------
Increase (Decrease) in Net Assets:
From Operations:
Net Investment Income                                        $  1,550,405      $  1,115,696
                                                             ------------      ------------
Distributions to Shareholders:
Dividends from net investment income ($0.0548
and $0.0255 per share, respectively)                       (    1,550,405)  (    1,115,696)
                                                             ------------      ------------
From Fund Share Transactions - Net*                         (     223,951)       14,558,435
                                                             ------------      ------------
Net Assets:
Beginning of period                                            29,130,715        28,906,764
                                                             ------------      ------------
End of period                                                $ 28,906,764      $ 43,465,199
                                                             ============      ============

* Analysis of Fund Share Transactions at $1 Per Share:
Shares sold                                                  $368,510,358      $388,092,866
Shares issued to shareholders in reinvestment
of distributions                                                1,191,507           896,092
                                                             ------------      ------------
                                                              369,701,865       388,988,958
Less shares repurchased                                    (  369,925,816)   (  374,430,523)
                                                             ------------      ------------
Net increase (decrease)                                     ($    223,951)     $ 14,558,435
                                                             ============      ============

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and redeemed during the last two periods, along with the corresponding dollar value.

See notes to financial statements.




John Hancock Funds - U.S. Government Cash Reserve

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------
                                                                                                        SIX MONTHS ENDED
                                                                                                       NOVEMBER 30, 1996
                                                                YEAR ENDED MAY 31,                         (UNAUDITED)
                                              --------------------------------------------------------    ------------
                                               1992          1993        1994        1995(3)      1996
                                             --------     --------     -------     -------      -------

Per Share Operating Performance
Net Asset Value, Beginning of Period         $   1.00     $   1.00     $  1.00     $  1.00      $  1.00     $  1.00
                                             --------     --------     -------     -------      -------     -------
Net Investment Income                            0.05         0.03        0.03        0.05         0.05        0.03
                                             --------     --------     -------     -------      -------     -------

Less Distributions:
Dividends from Net Investment Income        (    0.05)   (    0.03)   (   0.03)   (   0.05)    (   0.05)   (   0.03)
                                             --------     --------     -------     -------      -------     -------

Net Asset Value, End of Period               $   1.00     $   1.00     $  1.00     $  1.00      $  1.00     $  1.00
                                             ========     ========     =======     =======      =======     =======
Total Investment Return
at Net Asset Value (2)                           4.95%        3.25%       3.04%       5.07%        5.59%       1.27%(5)
Total Adjusted Investment Return
at Net Asset Value (1)(2)                        4.62%        2.93%       2.74%       4.69%        4.84%       0.99%(5)

Ratios and Supplemental Data
Net Assets, End of Period (000's omitted)    $109,358     $123,106     $94,408     $29,131      $28,907     $43,465
Ratio of Expenses to Average Net Assets          0.35%        0.35%       0.35%       0.35%        0.35%       0.35%(4)
Ratio of Adjusted Expenses
to Average Net Assets (1)                        0.68%        0.67%       0.65%       0.73%        1.10%       0.92%(4)
Ratio of Net Investment Income
to Average Net Assets                            4.86%        3.19%       2.96%       4.79%        5.41%       5.13%(4)
Ratio of Adjusted Net Investment Income
to Average Net Assets (1)                        4.53%        2.87%       2.66%       4.41%        4.66%       4.56%(4)

(1) Unreimbursed, without fee reduction.

(2) Assumes dividend reinvestment.

(3) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.

(4) Annualized.

(5) Not annualized.


The Financial Highlights summarize the impact of net investment income and dividends on a single share for the period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.




Schedule of Investments
November 30, 1996 (Unaudited)
-------------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the U.S. Government Cash Reserve on
November 30, 1996. It's divided into two types of short-term investments.

                                                        PAR VALUE
                                           INTEREST       (000'S        MARKET
ISSUER, DESCRIPTION                          RATE        OMITTED)        VALUE
-------------------                        --------     ----------    ------------
U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies (96.85%)
Federal Farm Credit Bank
12-02-96                                    5.400%        $  500      $    499,999
Federal Farm Credit Bank
05-01-97                                    5.340            235           234,896
Federal Farm Credit Bank
05-01-97                                    5.500            500           500,044
Federal Home Loan Bank
12-03-96 #                                  5.910            350           350,007
Federal Home Loan Bank
12-04-96 #                                  6.100          1,500         1,500,072
Federal Home Loan Bank
12-09-96                                    4.640            300           299,947
Federal Home Loan Bank
12-17-96 #                                  6.570          1,500         1,500,563
Federal Home Loan Bank
12-30-96                                    4.570            500           499,649
Federal Home Loan Bank
01-09-97 #                                  5.965          2,000         2,000,889
Federal Home Loan Bank
01-10-97                                    5.430            600           599,828
Federal Home Loan Bank
01-31-97                                    4.505          2,090         2,085,649
Federal Home Loan Bank
02-07-97                                    5.250            500           500,000
Federal Home Loan Bank
03-05-97                                    5.290            500           499,987
Federal Home Loan Bank
03-06-97                                    5.035            800           799,108
Federal Home Loan Bank
03-13-97                                    5.265          2,000         2,000,000
Federal Home Loan Bank
03-18-97                                    5.392            500           500,000
Federal Home Loan Bank
03-28-97                                    5.560            500           500,000
Federal Home Loan Bank
05-09-97                                    5.680            545           545,275
Federal Home Loan Bank
09-22-97                                    5.370            250           248,903
Federal Home Loan Bank
09-26-97                                    6.200          2,000         2,001,684
Federal Home Loan Bank
09-30-97                                    5.925          1,495         1,498,165
Federal Home Loan Bank
11-04-97                                    5.810            100           100,000
Federal Home Loan Bank
11-06-97                                    5.820          1,500         1,500,000
Federal Home Loan Bank
12-15-97                                    7.870          1,000         1,022,188
Federal Home Loan Mortgage Corp.
12-09-96                                    4.640            935           934,834
Federal Home Loan Mortgage Corp.
01-27-97                                    4.525          1,000           998,455
Federal Home Loan Mortgage Corp.
10-20-97                                    6.033          1,000         1,000,000
Federal National Mortgage Association
12-04-96                                    5.390          1,000           999,996
Federal National Mortgage Association
12-12-96 #                                  8.600          1,000         1,000,945
Federal National Mortgage Association
12-16-96                                    7.720            385           385,338
Federal National Mortgage Association
12-23-96                                    8.200          3,000         3,004,522
Federal National Mortgage Association
12-26-96                                    5.350            150           149,966
Federal National Mortgage Association
01-10-97                                    7.600            575           576,215
Federal National Mortgage Association
01-17-97                                    7.860            600           601,711
Federal National Mortgage Association
01-21-97                                    4.380            500           499,242
Federal National Mortgage Association
08-22-97                                    5.360*         1,000           999,562
Federal National Mortgage Association
11-10-97                                    9.550            500           517,711
Student Loan Marketing Association
12-12-96 #                                  6.000            500           499,896
Student Loan Marketing Association
11-10-97                                    5.340*         1,500         1,499,324
Tennessee Valley Authority
12-15-96                                    4.600          5,150         5,147,746
Tennessee Valley Authority
01-15-97                                    6.000            500           500,277
Twelve Federal Land Banks
01-20-97                                    7.350            990           992,101
                                                                       -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $42,094,692)                        ( 96.85%)                     42,094,692
                                            -----                      -----------
Joint Repurchase Agreement (0.49%)
Investment in a joint repurchase
agreement transaction with SBC
Capital Markets, Inc. dated 11-29-96,
due 12-02-96 (secured by US Treasury
Bonds, 5.75% due 10-31-00 and 7.375%
due 11-15-97) Note A                        5.680            215           215,000
                                                          ------       -----------
TOTAL JOINT REPURCHASE AGREEMENT
(Cost $215,000)                           (  0.49%)                        215,000
                                            -----                      -----------
TOTAL INVESTMENTS                         ( 97.34%)                    $42,309,692
                                            =====                      ===========

* Floating rate note, interest rate effective November 30, 1996.

# Call Date.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

See notes to financial statements.




NOTES TO
FINANCIAL STATEMENTS

John Hancock Funds - U.S. Government Cash Reserve

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Current Interest Trust (the "Trust") is a diversified open-end management investment company, registered under the Investment Company Act of 1940. John Hancock U.S. Government Cash Reserve
(the "Fund") is the only series in the Trust presently issuing shares. The Trustees may authorize the creation of additional Funds from time to time to satisfy various investment objectives. The investment objective of the Fund is to obtain maximum current income to the extent consistent with maintaining liquidity and preserving capital.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Trustees have determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Accordingly, the Fund will not be subject to federal income tax on taxable earnings which are distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day and distributed monthly.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.500% of the first $500,000,000 of the Fund's average daily net asset value,
(b) 0.425% of the next $250,000,000, (c) 0.375% of the next
$250,000,000, (d) 0.350% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.300% of the next $500,000,000 and (g) 0.275%
in excess of $2,500,000,000.

The Adviser has agreed to limit Fund expenses further to the extent required to prevent expenses from exceeding 0.35% of the Fund's average daily net asset value, exclusive of certain expenses prescribed by state law. Accordingly, for the period ended November 30, 1996, the reduction in the Fund's expenses collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $124,176. The Adviser reserves the right to terminate this limitation in the future.

The Fund has a distribution agreement with John Hancock Funds, Inc.
("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not exceed 0.15% of the Fund's average daily net assets. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. Payments of fees under the Distribution Plan has been suspended until further notice is given to the shareholders.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

On August 27, 1996, the Board of Trustees approved retroactively on July 1, 1996, an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for 1996 is estimated to be at an annual rate of 0.01875% of the average net assets of the Fund.

Mr. Edward J. Boudreau, Jr., Mr. Richard S. Scipione, and Ms. Anne C. Hodsdon are directors and/or officers of the Adviser and/or its affiliates, as well as a Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities, including discount earned on investment securities, during the period ended November 30, 1996 aggregated $1,807,213,669 and $1,794,793,000, respectively.

The cost of investments owned at November 30, 1996 (including the joint repurchase agreement) for Federal income tax purposes was $42,309,692.



John Hancock Funds - U.S. Government Cash Reserve


SHAREHOLDER MEETING

On June 26, 1996, a special meeting of John Hancock U.S. Government Cash Reserve Fund was held.

The shareholders approved an Amended and Restated Declaration of Trust for the Fund.

The shareholder votes were 16,924,251 FOR, 5,646,552 AGAINST and
684,664 ABSTAINING.

The shareholders redesignated as nonfundamental the Fund's fundamental investment restriction on investing in other investment companies.
The shareholder votes were 17,027,723 FOR, 5,562,752 AGAINST and
664,992 ABSTAINING.

The shareholders elected the following Trustees with the votes as indicated:

NAME OF TRUSTEE                    FOR                        WITHHELD
----------------      --------------------------     -------------------
Edward J. Boudreau, Jr.        22,982,414                     321,157
James F. Carlin                23,024,472                     279,100
William H. Cunningham          23,024,472                     279,100
Charles F. Fretz               22,987,795                     315,777
Harold R. Hiser, Jr.           23,024,472                     279,100
Anne C. Hodsdon                23,024,472                     279,100
Charles L. Ladner              23,024,472                     279,100
Leo E. Linbeck, Jr.            23,024,472                     279,100
Patricia P. McCarter           23,024,472                     279,100
Steven R. Pruchansky           23,024,472                     279,100
Richard S. Scipione            22,987,795                     315,777
Norman H. Smith                23,024,472                     279,100
John P. Toolan                 23,024,472                     279,100



NOTES

John Hancock Funds - U.S. Government Cash Reserve

[THIS PAGE INTENTIONALLY LEFT BLANK]



NOTES

John Hancock Funds - U.S. Government Cash Reserve

[THIS PAGE INTENTIONALLY LEFT BLANK]



A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads "A Global Investment Management Firm."

101 Huntington Avenue, Boston, MA 02199-7603


Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 75


This report is for the information of shareholders of the John Hancock U.S. Government Cash Reserve. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

A recycled logo in lower left hand corner with caption "Printed on
Recycled Paper."                            430SA 11/96
                                                   1/97